Subordinated Debentures/Notes	12 Months Ended
Dec. 31, 2012
Long-term Debt, Unclassified [Abstract]
Subordinated Debentures/Notes
Subordinated Debentures/Notes
As part of the acquisition of Vision on March 9, 2007, Park became the successor to Vision under (i) the Amended and Restated Trust Agreement of Vision Bancshares Trust I (the “Trust”), dated as of December 5, 2005, (ii) the Junior Subordinated Indenture, dated as of December 5, 2005, and (iii) the Guarantee Agreement, also dated as of December 5, 2005.

On December 1, 2005, Vision formed a wholly-owned Delaware statutory business trust, Vision Bancshares Trust I (“Trust I”), which issued $15.0 million of the Trust’s floating rate preferred securities (the “Trust Preferred Securities”) to institutional investors. These Trust Preferred Securities qualify as Tier I capital under Federal Reserve Board guidelines. All of the common securities of Trust I are owned by Park. The proceeds from the issuance of the common securities and the Trust Preferred Securities were used by Trust I to purchase $15.5 million of junior subordinated notes, which carry a floating rate based on a three-month LIBOR plus 148 basis points. The debentures represent the sole asset of Trust I. The Trust Preferred Securities accrue and pay distributions at a floating rate of three-month LIBOR plus 148 basis points per annum. The Trust Preferred Securities are mandatorily redeemable upon maturity of the notes in December 2035, or upon earlier redemption as provided in the notes. Park has the right to redeem the notes purchased by Trust I in whole or in part, on or after December 30, 2010. As specified in the indenture, if the notes are redeemed prior to maturity, the redemption price will be the principal amount, plus any unpaid accrued interest.

In accordance with GAAP, the Trust is not consolidated with Park’s financial statements, but rather the subordinated notes are reflected as a liability.

On December 28, 2007, PNB, entered into a Subordinated Debenture Purchase Agreement with USB Capital Funding Corp. Under the terms of the Purchase Agreement, USB Capital Funding Corp. purchased from PNB a Subordinated Debenture dated December 28, 2007, in the principal amount of $25 million, which matures on December 29, 2017. The Subordinated Debenture is intended to qualify as Tier 2 capital under the applicable regulations of the Office of the Comptroller of the Currency of the United States of America (the “OCC”). The Subordinated Debenture accrues and pays interest at a floating rate of three-month LIBOR plus 200 basis points. The Subordinated Debenture may not be prepaid in any amount prior to December 28, 2012; however, subsequent to that date, PNB may prepay, without penalty, all or a portion of the principal amount outstanding in a minimum amount of $5 million or any larger multiple of $5 million. The three-month LIBOR rate was 0.31% at December 31, 2012. On January 2, 2008, Park entered into an interest rate swap transaction, which was designated as a cash flow hedge against the variability of cash flows related to the Subordinated Debenture of $25 million (see Note 19 of these Notes to Consolidated Financial Statements). This Subordinated Debenture was prepaid in full on December 31, 2012.

On December 23, 2009, Park entered into a Note Purchase Agreement, dated December 23, 2009, with 38 purchasers (the “2009 Purchasers”). Under the terms of the Note Purchase Agreement, the 2009 Purchasers purchased from Park an aggregate principal amount of $35.25 million of 10% Subordinated Notes due December 23, 2019 (the “2009 Notes”). The 2009 Notes are intended to qualify as Tier 2 capital under applicable rules and regulations of the Federal Reserve Board. The 2009 Notes may not be prepaid in any amount prior to December 23, 2014; however, subsequent to that date, Park may prepay, without penalty, all or a portion of the principal amount outstanding. Of the $35.25 million in 2009 Notes, $14.05 million were purchased by related parties.

On April 20, 2012, Park entered into a Note Purchase Agreement, dated April 20, 2012 (the “2012 Purchase Agreement”), with 56 purchasers (the "2012 Purchasers"). Under the terms of the 2012 Purchase Agreement, the 2012 Purchasers purchased from Park an aggregate principal amount of $30 million of 7% Subordinated Notes Due April 20, 2022 (the "2012 Notes"). The 2012 Notes are intended to qualify as Tier 2 Capital under applicable rules and regulations of the Federal Reserve Board. Each 2012 Note was purchased at a purchase price of 100% of the principal amount thereof. The 2012 Notes may not be prepaid by Park prior to April 20, 2017. From and after April 20, 2017, Park may prepay all, or from time to time, any part of the 2012 Notes at 100% of the principal amount (plus accrued interest) without penalty, subject to any requirement under Federal Reserve Board regulations to obtain prior approval from the Federal Reserve Board before making any prepayment.